Sarah R. Crespi State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 Sarah.Crespi@StateStreet.com

December 29, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares, Inc. (the “Company”)

Securities Act File No. 033-97598;

Investment Company Act File No. 811-09102

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Company funds, each dated December 30, 2016, do not differ from those contained in Post-Effective Amendment No. 467 to the Company’s Registration Statement on Form N-1A, filed electronically on December 21, 2016:

iShares Core MSCI Emerging Markets ETF

iShares Currency Hedged MSCI Emerging Markets ETF

iShares Edge MSCI Min Vol EM Currency Hedged ETF

iShares Edge MSCI Min Vol Emerging Markets ETF

iShares Edge MSCI Min Vol Global ETF

iShares Edge MSCI Multifactor Emerging Markets ETF

iShares MSCI Australia ETF

iShares MSCI Austria Capped ETF

iShares MSCI Belgium Capped ETF

iShares MSCI Brazil Capped ETF

iShares MSCI BRIC ETF

iShares MSCI Canada ETF

iShares MSCI Chile Capped ETF

iShares MSCI Colombia Capped ETF

iShares MSCI Emerging Markets Asia ETF

iShares MSCI Emerging Markets ETF

iShares MSCI Emerging Markets Small-Cap ETF

iShares MSCI EM ESG Optimized ETF

iShares MSCI Eurozone ETF

iShares MSCI France ETF

iShares MSCI Frontier 100 ETF

iShares MSCI Germany ETF

iShares MSCI Global Agriculture Producers ETF

iShares MSCI Global Energy Producers ETF

iShares MSCI Global Gold Miners ETF

iShares MSCI Global Metals & Mining Producers ETF

iShares MSCI Global Silver Miners ETF

iShares MSCI Hong Kong ETF

iShares MSCI Israel Capped ETF

iShares MSCI Italy Capped ETF

iShares MSCI Japan ETF

iShares MSCI Japan Small-Cap ETF

iShares MSCI Malaysia ETF

iShares MSCI Mexico Capped ETF

iShares MSCI Netherlands ETF

iShares MSCI Pacific ex Japan ETF

iShares MSCI Russia Capped ETF

iShares MSCI Singapore Capped ETF

iShares MSCI South Africa ETF

iShares MSCI South Korea Capped ETF

iShares MSCI Spain Capped ETF

iShares MSCI Sweden Capped ETF

iShares MSCI Switzerland Capped ETF

iShares MSCI Taiwan Capped ETF

iShares MSCI Thailand Capped ETF

iShares MSCI Turkey ETF

iShares MSCI USA Equal Weighted ETF

iShares MSCI World ETF

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Crespi

Sarah R. Crespi

Assistant Secretary

cc:	Benjamin J. Haskin, Esq.